Average Annual Total Returns - Class R6 Shares - Federated Hermes SDG Engagement High Yield Credit Fund	IS 1 Year	IS Since Inception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions Since Inception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE BofA Global High Yield Constrained (USD Hedged) Index 1(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA Global High Yield Constrained (USD Hedged) Index 1(reflects no deduction for fees, expenses or taxes) Since Inception		Lipper High Yield Funds Average 2(reflects no deduction for fees, expenses or taxes) 1 Year		Lipper High Yield Funds Average 2(reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.13%	8.84%	Sep. 26, 2019	5.59%	7.27%	4.15%	6.04%	6.48%	[1]	7.58%	[1]	4.27%	[2]	5.71%	[2]

[1]	The ICE BofA Global High Yield Constrained (USD Hedged) Index contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%.
[2]	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category indicated.